Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K under the Exchange Act, we are providing the following information about the relationship between the “Compensation Actually Paid” (as computed in accordance with SEC rules) to our CEO and non-CEO NEOs (as a group) and certain financial performance measures. The amounts of  “Compensation Actually Paid” reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes. We discuss our pay-for-performance philosophy and how we align executive compensation with our performance in the “Compensation Discussion and Analysis” above.
					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1) ($)	Average Summary Compensation Table Total For Non-CEO NEO(1) ($)	Average Compensation Actually Paid to Non-CEO NEO(1) ($)	Total Shareholder Return(2) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income ($ in millions)	Company Selected Performance Measure: Revenue(4) ($ in millions)
2023	27,305,429	34,871,125	11,557,818	14,414,929	170.19	156.73	2,384	14,368
2022	27,174,857	18,442,842	13,385,497	9,760,839	150.61	124.73	2,066	12,726
2021	24,929,237	82,944,429	12,290,493	39,367,120	174.01	138.17	2,062	9,633

(1)
The named executives included in the above table were:

Fiscal Year	CEO	Non-CEO NEOs
2023	Sasan Goodarzi	Michelle M. Clatterbuck, J. Alexander Chriss, Laura A. Fennell, and Marianna Tessel
2022	Sasan Goodarzi	Michelle M. Clatterbuck, J. Alexander Chriss, Laura A. Fennell, and Marianna Tessel
2021	Sasan Goodarzi	Michelle M. Clatterbuck, J. Alexander Chriss, Gregory N. Johnson, and Marianna Tessel

(2)
Total shareholder return (TSR) for each of fiscal 2023, 2022, and 2021 is cumulative, reflecting the value of a fixed $100 investment beginning with the market close on July 31, 2020, the last trading day before fiscal 2021, through and including the end of the respective listed fiscal years, and that all dividends were reinvested.

(3)
The peer group for this purpose is the Morgan Stanley Technology Index, which is the industry peer group we use for purposes of Item 201(e) of Regulation S-K.

(4)
Our company selected financial measure, as required by Item 402(v) of Regulation S-K, is revenue, which, in our assessment, represents the most important financial performance measure linking fiscal 2023 NEO Compensation Actually Paid to company performance.

To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
	Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)
SCT Total	27,305,429	11,557,818	27,174,857	13,385,497	24,929,237	12,290,493
Adjustments
Deduction: Amounts reported under “Stock Awards” and “Option Awards” column in the SCT(1)	(24,215,429)	(9,980,620)	(23,864,857)	(11,974,177)	(21,731,737)	(10,704,625)
Addition: Year-end fair value of equity awards granted in the year(2)	26,676,804	10,953,613	25,804,418	12,916,982	23,063,084	11,363,452
Addition: Fair value of awards on the vesting date for awards granted and vested during the year(2)	—	14,042	—	9,264	—	—
Addition/Deduction: Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end(2)	8,008,087	2,988,233	(10,985,018)	(4,729,399)	49,253,012	23,426,211
Addition/Deduction: Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year(2)	(2,981,810)	(1,270,414)	37,148	46,504	7,127,838	2,912,101
Addition: Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or SCT total (2)	78,044	152,257	276,294	106,168	302,995	79,488
Compensation Actually Paid	34,871,125	14,414,929	18,442,842	9,760,839	82,944,429	39,367,120

(1)
Represents the grant date fair value of the equity-based awards computed in accordance with FASB ASC Topic 718 and disclosed in the SCT.

(2)
Reflects the adjustments made based on the value of equity awards calculated in accordance with the SEC methodology for determining CAP for each year shown. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
The named executives included in the above table were:

Fiscal Year	CEO	Non-CEO NEOs
2023	Sasan Goodarzi	Michelle M. Clatterbuck, J. Alexander Chriss, Laura A. Fennell, and Marianna Tessel
2022	Sasan Goodarzi	Michelle M. Clatterbuck, J. Alexander Chriss, Laura A. Fennell, and Marianna Tessel
2021	Sasan Goodarzi	Michelle M. Clatterbuck, J. Alexander Chriss, Gregory N. Johnson, and Marianna Tessel

Peer Group Issuers, Footnote
(2)
Total shareholder return (TSR) for each of fiscal 2023, 2022, and 2021 is cumulative, reflecting the value of a fixed $100 investment beginning with the market close on July 31, 2020, the last trading day before fiscal 2021, through and including the end of the respective listed fiscal years, and that all dividends were reinvested.

(3)
The peer group for this purpose is the Morgan Stanley Technology Index, which is the industry peer group we use for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 27,305,429	$ 27,174,857	$ 24,929,237
PEO Actually Paid Compensation Amount	$ 34,871,125	18,442,842	82,944,429
Adjustment To PEO Compensation, Footnote
To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
	Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)
SCT Total	27,305,429	11,557,818	27,174,857	13,385,497	24,929,237	12,290,493
Adjustments
Deduction: Amounts reported under “Stock Awards” and “Option Awards” column in the SCT(1)	(24,215,429)	(9,980,620)	(23,864,857)	(11,974,177)	(21,731,737)	(10,704,625)
Addition: Year-end fair value of equity awards granted in the year(2)	26,676,804	10,953,613	25,804,418	12,916,982	23,063,084	11,363,452
Addition: Fair value of awards on the vesting date for awards granted and vested during the year(2)	—	14,042	—	9,264	—	—
Addition/Deduction: Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end(2)	8,008,087	2,988,233	(10,985,018)	(4,729,399)	49,253,012	23,426,211
Addition/Deduction: Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year(2)	(2,981,810)	(1,270,414)	37,148	46,504	7,127,838	2,912,101
Addition: Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or SCT total (2)	78,044	152,257	276,294	106,168	302,995	79,488
Compensation Actually Paid	34,871,125	14,414,929	18,442,842	9,760,839	82,944,429	39,367,120

(1)
Represents the grant date fair value of the equity-based awards computed in accordance with FASB ASC Topic 718 and disclosed in the SCT.

(2)
	Reflects the adjustments made based on the value of equity awards calculated in accordance with the SEC methodology for determining CAP for each year shown. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant
Non-PEO NEO Average Total Compensation Amount	$ 11,557,818	13,385,497	12,290,493
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,414,929	9,760,839	39,367,120
Adjustment to Non-PEO NEO Compensation Footnote
To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
	Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)
SCT Total	27,305,429	11,557,818	27,174,857	13,385,497	24,929,237	12,290,493
Adjustments
Deduction: Amounts reported under “Stock Awards” and “Option Awards” column in the SCT(1)	(24,215,429)	(9,980,620)	(23,864,857)	(11,974,177)	(21,731,737)	(10,704,625)
Addition: Year-end fair value of equity awards granted in the year(2)	26,676,804	10,953,613	25,804,418	12,916,982	23,063,084	11,363,452
Addition: Fair value of awards on the vesting date for awards granted and vested during the year(2)	—	14,042	—	9,264	—	—
Addition/Deduction: Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end(2)	8,008,087	2,988,233	(10,985,018)	(4,729,399)	49,253,012	23,426,211
Addition/Deduction: Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year(2)	(2,981,810)	(1,270,414)	37,148	46,504	7,127,838	2,912,101
Addition: Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or SCT total (2)	78,044	152,257	276,294	106,168	302,995	79,488
Compensation Actually Paid	34,871,125	14,414,929	18,442,842	9,760,839	82,944,429	39,367,120

(1)
Represents the grant date fair value of the equity-based awards computed in accordance with FASB ASC Topic 718 and disclosed in the SCT.

(2)
	Reflects the adjustments made based on the value of equity awards calculated in accordance with the SEC methodology for determining CAP for each year shown. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Financial Performance Measures
As discussed in “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. The metrics that we use to determine the compensation of executives are designed to incentivize our executives to drive growth and long-term shareholder value. Below is an unranked list of the most important financial performance measures that we use to link Compensation Actually Paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance:
•
Revenue

•
Non-GAAP operating income

•
Relative TSR

Total Shareholder Return Amount	$ 170.19	150.61	174.01
Peer Group Total Shareholder Return Amount	156.73	124.73	138.17
Net Income (Loss)	$ 2,384,000,000	$ 2,066,000,000	$ 2,062,000,000
Company Selected Measure Amount	14,368,000,000	12,726,000,000	9,633,000,000
PEO Name	Sasan Goodarzi	Sasan Goodarzi	Sasan Goodarzi
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(4)
Our company selected financial measure, as required by Item 402(v) of Regulation S-K, is revenue, which, in our assessment, represents the most important financial performance measure linking fiscal 2023 NEO Compensation Actually Paid to company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,215,429)	$ (23,864,857)	$ (21,731,737)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,676,804	25,804,418	23,063,084
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,008,087	(10,985,018)	49,253,012
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,981,810)	37,148	7,127,838
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,044	276,294	302,995
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,980,620)	(11,974,177)	(10,704,625)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,953,613	12,916,982	11,363,452
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,042	9,264
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,988,233	(4,729,399)	23,426,211
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,270,414)	46,504	2,912,101
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 152,257	$ 106,168	$ 79,488